Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Currency Exchange Rates Abstract
Year-end spot rate	7.8325	7.7746
Average rate	7.7844	7.7526	7.8167